Property and equipment (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Property and Equipment

$ millions, as at or for the year ended October 31		Right-of- use assets	Land and buildings (1)	Computer equipment	Office furniture, equipment and other (1)	Leasehold improvements (1)	Total
2023	Cost
	Balance at beginning of year	$2,591	$784	$1,193	$888	$1,468	$6,924
	Additions (2)	150	25	59	13	150	397
	Disposals (3)	(64)	(8)	(201)	(30)	(51)	(354)
	Adjustments (4)	15	3	3	4	5	30
	Balance at end of year	$2,692	$804	$1,054	$875	$1,572	$6,997
2022	Balance at end of year	$2,591	$784	$1,193	$888	$1,468	$6,924
2023	Accumulated depreciation
	Balance at beginning of year	$814	$333	$984	$501	$915	$3,547
	Depreciation	276	20	92	49	81	518
	Disposals (3)	(47)	(9)	(199)	(30)	(49)	(334)
	Adjustments (4)	7	1	2	3	2	15
	Balance at end of year	$1,050	$345	$879	$523	$949	$3,746
2022	Balance at end of year	$814	$333	$984	$501	$915	$3,547
	Net book value
	As at October 31, 2023	$1,642	$459	$175	$352	$623	$3,251
	As at October 31, 2022	$1,777	$451	$209	$387	$553	$3,377

(1)	Includes $172 million (2022: $242 million) of work-in-progress not subject to depreciation.
(2)	Includes impact of lease modifications.
(3)	Includes write-offs of fully depreciated assets.
(4)	Includes foreign currency translation adjustments.